SHARE-BASED COMPENSATION - Schedule of Compensation Expense Recognized for Non-vested Shares (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Options
SHARE-BASED COMPENSATION
Total-share based compensation expense	¥ 761,458	¥ 1,550,137	¥ 1,035,787
Options | Cost of revenues
SHARE-BASED COMPENSATION
Total-share based compensation expense	81,748	53,104	59,874
Options | Research and development
SHARE-BASED COMPENSATION
Total-share based compensation expense			4,785
Options | Sales and marketing
SHARE-BASED COMPENSATION
Total-share based compensation expense	54,001	53,133	35,546
Options | General and administrative
SHARE-BASED COMPENSATION
Total-share based compensation expense	625,709	1,443,900	935,582
Non-vested shares
SHARE-BASED COMPENSATION
Total-share based compensation expense	2,050,274	1,517,904	423,968
Non-vested shares | Cost of revenues
SHARE-BASED COMPENSATION
Total-share based compensation expense	64,361	21,722	29,057
Non-vested shares | Sales and marketing
SHARE-BASED COMPENSATION
Total-share based compensation expense	38,854	63,321	40,655
Non-vested shares | General and administrative
SHARE-BASED COMPENSATION
Total-share based compensation expense	¥ 1,947,059	¥ 1,432,861	¥ 354,256